FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     March 31, 2010"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska MAY 13, 2010"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     18

"Form 13F Information Table Value Total:     $ 169,737 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
ISHARES BARCLAYS TIPS BOND	COM	464287176	 1,079 		10385	SOLE	N/A	10385
ISHARES S&P 500 INDEX FUND	COM	464287200	 2,311 		19702	SOLE	N/A	19702
ISHARES LEHMAN AGG BOND FUND	COM	464287226	 364 		3500	SOLE	N/A	3500
ISHARES S&P MIDCAP 400		COM	464287507	 27,433 	348588	SOLE	N/A	348588
ISHARES RUSSELL 3000 INDEX	COM	464287689	 5,376 		78135	SOLE	N/A	78135
ISHARES S&P SMALLCAP 600 INDEX	COM	464287804	 8,973 		150940	SOLE	N/A	150940
SCHWAB US BROAD MARKET ETF	COM	808524102	 249 		8967	SOLE	N/A	8967
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	 23,145 	292245	SOLE	N/A	292245
VANGUARD EUROPE PACIFIC ETF	COM	921943858	 24,075 	695435	SOLE	N/A	695435
Vanguard FTSE ALL-WORLD EX-U	COM	922042775	 280 		6319	SOLE	N/A	6319
VANGUARD EMERGING MARKET ETF	COM	922042858	 11,643 	276235	SOLE	N/A	276235
VANGUARD REIT ETF		COM	922908553	 21,716 	444911	SOLE	N/A	444911
VANGUARD TOTAL STOCK MKT ETF	COM	922908769	 656 		11009	SOLE	N/A	11009
IPATH DOW JONES-AIG COMM INDEX	COM	06738C778	 2,421 		60747	SOLE	N/A	60747
SPDR S&P 500 ETF TRUST		COM	78462F103	 29,158 	249220	SOLE	N/A	249220
SPDR BARCLAYS CAPITAL INTL D	COM	78464A516	 675 		12072	SOLE	N/A	12072
SPDR S&P MIDCAP 400 ETF TRUST	COM	78467Y107	 572 		4000	SOLE	N/A	4000
ISHARES MSCI EAFE INDEX FUND	COM	464287465	 9,601 		171515	SOLE	N/A	171515